Related Party Balances and Transactions (Details)			1 Months Ended										12 Months Ended
	Jan. 19, 2022 USD ($)	Jan. 19, 2022 CNY (¥)	Oct. 31, 2023 USD ($)	Oct. 31, 2023 CNY (¥)	Jun. 30, 2023 CNY (¥)	May 31, 2023 USD ($)	Apr. 30, 2023 USD ($)	Apr. 30, 2023 CNY (¥)	Mar. 31, 2023 USD ($)	Mar. 31, 2023 CNY (¥)	Feb. 28, 2023 USD ($)	Feb. 28, 2023 CNY (¥)	Jun. 30, 2023 USD ($)
Related Party Balances and Transactions [Abstract]
Software development services amount	$ 154,909	¥ 1,000,000
Other Fees (in Yuan Renminbi) | ¥					¥ 96,300			¥ 96,300		¥ 96,300		¥ 96,300
Cash													$ 13,280
Payments paid						$ 95,993	$ 95,993		$ 95,993		$ 95,993
Repaid loan			$ 143,810	¥ 1,000,000